Company history	12 Months Ended
Dec. 31, 2021
Disclosure of company history [Abstract]
Company history

2.           Company history

On March 28, 2019, Rumo S.A. (“Rumo”) announced that it won the tender (Bidding No. 02/2018) organized by Brazilian Transportation Authority (Agência Nacional de Transporte Terrestre), or “ANTT,” to operate the railroad network located between the cities of Porto Nacional in the state of Tocantins and Estrela d’Oeste in the state of São Paulo, for a period of 30 years from the date of signature, which was July 31, 2019. Rumo’s bid was R$2,719,530 (R$2,904,778 adjusted with contractual parameters). The final grant of the concession to Rumo is subject to the completion of the remaining stages of the tender detailed in the tender notice, including an analysis of Rumo’s licensing documents. Rumo was required to pay: (i) 5% of the value of its bid within 45 days of the publication of ANTT’s final decision, and (ii) the remainder in 120 quarterly installments calculated pursuant to the terms of the concession agreement to be entered into in connection with the concession. This payment, in an amount of R$145,239 million, was completed on July 24, 2019.

On May 31, 2019, the Sanitation and Energy Regulatory Agency for the state of São Paulo (Agência Reguladora de Energia de São Paulo), or “ARSESP,” concluded the Fourth Ordinary Tariff Review regarding the update of Comgás’ tariffs to be applied across all segments from that date. Prices have been adjusted by an amount corresponding to inflation as measured by the General Market Price Index (Índice Geral de Preços - Mercado), or “IGPM,” and to reflect increases in the cost of gas and its transportation cost in accordance with existing gas purchase contracts.

Exceptionally, applicable regulations allow gas cost adjustment within a period of less than one year, provided that certain criteria are met, due to the difference between gas cost per the tariff and that paid by the concessionaire to its supplier.

On November 1, 2019, Raízen S.A. (formerly known as Raízen Combustíveis S.A), or “Raízen,” and FEMSA Comercio, S.A. de C.V., or “FEMSA Comercio,” formed a joint venture in the convenience and proximity store business which operates stores under the OXXO brand, called Rede Integrada de Lojas de Convenências e Proximidade S.A., or “Grupo Nós.” The enterprise value was R$1,122,000, with an effect on interest in earnings of joint venture of R$528,967, resulting from gains related to dilution of shares, sale of shares and the fair value in the formation of this joint venture. The transaction was concluded on November 1, 2019.

On January 14, 2020, Cosan S.A. contributed the shares it owned in Comgás (103,699,333 common shares and 27,682,044 preferred shares), equivalent to a 99.15% interest in Comgás, to the Cosan S.A.’s wholly owned subsidiary Compass Gás e Energia S.A. (“Compass Gás e Energia”), equivalent to R$2,861,936. The transaction was a reorganization of entities under the Company's common control, a such, there were no effects on the Company's consolidated financial statements.

On January 30, 2020, the subsidiary Compass Comercialização S.A. acquired control of Compass Comercializadora Ltda., Compass Geração Ltda. and Compass Energia Ltda. for an amount of R$99,385 (Note 9.3.2). The purpose of these acquisition was is to enter the electricity and natural gas trading business. On March 9, 2020, Cosan S.A. announced the creation of the new “Gas and Power,” segment which created to provide gas and power solutions in Brazil. The Gas and Power segment focuses on four pillars: (1) infrastructure which brings natural gas from the pre-salt offshore reserves and international markets into Brazil; (2) a distribution system relying on Brazil’s largest distributor of piped natural gas, i.e., Comgás; (3) energy generation by converting natural gas into electricity; and (4) trading of gas and electricity to power industries and businesses. On November 30, 2020, the subsidiary Compass Comercializadora Ltda. merged into Compass Comercialização S.A., with Compass Comercialização S.A. being the surviving entity.

On April 9, 2020, the Company entered into a shares purchase and derivatives negotiation plan, or the Total Return Swap, with Banco Santander (Brasil) S.A. – Cayman Branch, or “Santander Cayman,” and Santander Fundo de Investimento Amazonas Multimercado Crédito Privado Investimento no Exterior, or the “Santander Fund.” Pursuant to the Total Return Swap, the Santander Fund will be able to purchase, on its own behalf, common shares issued by the Company, and Santander Cayman will be able to enter into equity swap transactions on its own behalf and on our behalf in connection with such shares (for which purpose we also entered into a master agreement with certain Santander entities). The maximum aggregate amount of derivatives which may be negotiated pursuant to the Total Return Swap and the maximum aggregate number of underlying shares thereunder are R$600,000 and 19,500,000, respectively. On March 1, 2021, the Company settled the Total Return Swap and a new agreement was entered into with Cosan S.A.

On May 27, 2020, Rumo signed an amendment to the concession agreement relating to Malha Paulista with the ANTT. The amendment was reviewed and authorized by the Federal Accounting Court (Tribunal de Contas da União), or “TCU,” pursuant to a decision issued on May 20, 2020 (TC 009.032/2016-9). Due to the signing of the amendment, the new value of the concession grant is of R$3,382,030 (of which R$2,823,777 has already been paid), to be paid in quarterly installments over the term of the contract until 2058, with estimated investments of R$6,100,000 (as of December 2017) over the same period.

On August 28, 2020, Rumo completed a follow-on offering of common shares as a result of which it raised R$6,400,000 through the issuance of 294,252,874 common shares at a price of R$21.75 per share. Rumo used the proceeds of the offering to (i) prepay grants due in connection with certain of Rumo’s concession agreements and (ii) finance several strategic projects that were driven by the recent early renewal of the Malha Paulista concession agreement.

On October 26, 2020, the subsidiary Compass Gás e Energia presented, with the approval of its Board of Directors, a proposal in the competitive divestment process promoted by Petróleo Brasileiro S.A. – Petrobras for the sale of the 51% interest in the share capital of Petrobras Gás S.A. – Gaspetro (“Gaspetro”). On July 28, 2021, Compass Gás e Energia entered into a share purchase and sale agreement for the acquisition of control of Gaspetro for the amount of R$2,030,000, to be paid at closing, subject to the adjustments provided for in the agreement. The completion of the transaction is subject to the fulfillment of certain suspensive conditions, which include, but are not limited to, the observation of the period for exercising the preemptive right of other shareholders of Gaspetro and its investees and the approval by the competent bodies.

In February 2021, Rumo Malha Central S.A., or “Rumo Malha Central”, started its logistic rail service. The operations began with rail connecting between operations of Rumo Malha Paulista S.A., or “Rumo Malha Paulista” and Rumo Malha Norte S.A. or “Rumo Malha Norte.”

On May 20, 2021, Raízen entered into a renewal of the license agreement for the use of the “Shell” brand with Shell Brands International AG. With this renewal, Raízen S.A. keeps the right to use the "Shell" brand, in the fuel distribution sector and related activities in Brazil, for a minimum period of 13 years, which can be renewed in certain cases, upon compliance with certain conditions established in the contract.

On May 31, 2021, the subsidiary Compass Gás e Energia entered into an investment agreement with Atmos Ilíquidos 1 Fundo de Investimento em Ações, Atmos Master Fundo de Investimento em Ações, Manzat Inversiones Auu S.A. and Ricardo Ernesto Correa da Silva  (together “Investors”), through which the Investors agreed to jointly subscribe 30,853,032 preferred shares issued by Compass Gás e Energia S.A. (“Compass”), representing 4.68% of its share capital, for an amount of R$810,000. In compliance with one of the contractual conditions, on August 12, 2021, Compass Gás e Energia was listed with the Brazilian stock Exchange B3. The investment agreement was concluded with the financial settlement by the Investors on August 27, 2021. On September 4, 2021, Compass entered into a second investment agreement with Bradesco Vida e Previdência S.A. (“Bradesco”), BC Gestão de Recursos Ltda., Prisma Capital Ltda. and Nucleus Capital Ltda., for the issuance subscription of new preferred shares for a total amount of R$1,440,000 representing 7.68% of share capital. On September 10, 2021, the first financial settlement of the investment made by Bradesco was concluded, via capital increase in Compass in the amount of R$810,015 through the issuance of new preferred shares representing 4.47% of Compass Gás e Energia share capital. On October 29, 2021, the remaining settlement of the investment was made for a total amount of R$630,000. The total amount of the contributions made by the non-controlling shareholders was R$2,250,015. See transaction details in Note 9.1.

On June 1, 2021, the shareholders of Raízen Energia S.A. (“Raízen Energia”) contributed all the issued shares by Raizen Energia, including common shares, class A and D preferred shares, to Raízen S.A. (formerly known as Raízen Combustíveis S.A.), with the exception of two common shares that were retained by Cosan Investimentos e Participações S.A. and Shell Brasil Holding BV (“Shell”), On the same date Raízen Energia also redeemed all of its own class B preferred shares. As a result, Raízen S.A. became the controlling holding company of Raízen Energia (“Raízen Reorganization”). As a result of the Raizen Reorganization, Cosan S.A. and Shell terminated the Raízen Energia shareholders’ agreement and amended the Raízen S.A. shareholders’ agreement to reflect the effects of the Raizen Reorganization. The Raizen Reorganization did not have any impact in the Company’s financial statements.

On June 3, 2021, Raízen S.A., completed its registration with the Brazilian Securities Commission (Comissão de Valores Mobiliários), or “CVM.” On September 9, 2021, Raízen completed and initial public offering (“IPO”) of 906,712,350 preferred shares at the price of R$7.40 per share with net proceeds of R$6,599,987 (R$6,709,671 net of  R$109,684 issuance costs). See the effects of Raízen’s IPO in the consolidated financial statements in note 10.

On August 10, 2021, Raizen S.A. completed the acquisition of Biosev S.A., or “Biosev”, for an amount of R$4,581,899. This payment was used, in turn, to pay part of Biosev’s financial debts, with the remaining balance of such debts of Biosev being paid with funds from a new financing contracted by Hédera Investimentos e Participações S.A., or “Hédera”. Also, as part of the transaction Hédera exercised the subscription bonus in amount of R$2,423,944, adjusted to market value on the transaction date by the amount of R$76,663, totaling R$2,347,281, issued at the Company's general meeting held on June 1, 2021, becoming holder of 330,602,900 preferred shares issued by Raízen, representing approximately 3.22% of its share capital.

Biosev’s main activities are the production, processing and sale of rural and agricultural products, mainly sugarcane and its derivatives, generation and sale of energy as well, as derivatives from energy cogeneration. This business combination is in line with Raízen’s strategy of leading the transformation of the energy matrix with its own technology, by expanding the crushing capacity and increasing the share of renewable products in our portfolio.

On August 23, 2021, the Company's subsidiary Atlântico Participações Ltda., or “Atlântico,”, which is engaged in the mining segment signed a binding proposal for the acquisition of 100% of TUP Porto São Luis S.A., or “Porto São Luis,” for an amount of R$804,803 from the controlling shareholder, São Luís Port Company SARL, a China Communications Construction Company Limited, or “CCCC,” (owed of 51% interest) and the other minority shareholders jointly holding a 49% interest. On February 11, 2022, the acquisition was completed which resulting in the Company holding 100% of the equity interest in Porto São Luis.

In addition, on August 23, 2021, Atlântico signed a Binding “MoU” with the company Grupo Paulo Brito, founder and controller of Aura Minerals Inc. (“Aura”), a mining company focused on gold and copper, to form a joint venture for the exploration of iron ore, which will be shipped through TUP Porto São Luis S.A. (“JV Mineração”). This MoU provides that Atlântico will hold 37% of the total capital and shared control of the new combined entity, or 50% of the common shares of the new combined entity, after the contribution of Porto São Luis and cash, depending on calls from capital by the Company’s management. JV Mineração will be an integrated mining and logistics company, which will have, in addition to Porto São Luis, exploration rights for mining assets in three mineral projects located in the state of Pará, with significant potential for iron ore reserves, to be sold through the Port of São Luis. With the beginning of its operations expected for 2025, the first mineral project to be explored by JV Mineração is located near to Paraupebas in the state of Pará, in the Carajás region, connected to Porto São Luis by the Carajás railroad. The completion of the transaction is subject to conditions precedent that have not yet been met as of the date of this consolidated financial statements.

On September 1, 2021, Cosan S.A anticipated the payment of obligations with non-controlling preferred shareholders of Cosan Investimentos e Participações S.A (“CIP”) for the amount of R$182,373. On December 1, 2021, CIP was merged into the Company. Considering that CIP’s net assets were represented by the investment in Raízen S.A., the effect in the Company’s consolidated financial statements was a reclassification between the lines of “Investments in subsidiaries and associates” to “Investment in joint venture.”

On September 10, 2021, the subsidiary Rumo definitively ended the existing arbitration procedure with the non-controlling shareholders of Brado Logística e Participações S.A. (Logística Brasil – Fundo de Investimento e Participações, Dimitrio Markakis and Deminvest Empreendimentos e Participações), acquiring 2,000 shares,  representing 15.42% of the share capital, for R$388,739, increasing its interest to 77.65% in Brado Logística e Participações S.A.

On September 19, 2021, the subsidiary Rumo Malha Norte S.A. (“Rumo Malha Norte”) entered into an adhesion agreement with the State of Mato Grosso, which allows Rumo Malha Norte to engage in the construction, operation, exploration and conservation of a railroad that independently connects the Rondonópolis railroad terminal to Cuiabá and Lucas do Rio Verde in the state of Mato Grosso.

On September 20, 2021, Cosan entered into a Share Purchase Agreement with Mansilla Participações Ltda. (“Mansilla,” a vehicle of the investment fund TIAA – Teachers Insurance and Annuity Association of America), for the acquisition of an additional shareholding interest in Radar. On November 3, 2021, the Company acquired control of Radar from Mansilla. For more information, see Note 9.3.

On October 19, 2021, under the Amendment to the Sale and Purchase of Member Interests, the Company and ExxonMobil International Holdings BV agreed on the payment made by Cosan Lubrificantes e Especialidades S.A. (“CLE”) of R$208,118 related to tax credits granted during the Tax Optimization Program that CLE has entered into. CLE has now the full right of these tax credits.

On October 22, 2021, Compass Um Participações S.A., a subsidiary of Compass Gás e Energia, submitted the winning bid in Auction No. 01/2021, held at the Brazilian stock Exchange B3 for the acquisition of 51% interest in Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)’s capital, owned by the Government of the State of Rio Grande do Sul. Sulgás’s distribution network totals approximately 1,400 km, serving over 68,000 customers in 42 cities, and distributes a volume of two million cbm/day. The acquisition was completed on January 3, 2022. The consideration transferred amounted to R$955,244. A preliminary concession right in the amount of R$2,777,415 was recorded as an intangible asset . The 49% non-controlling interest totaling R$917,783, recognized on the acquisition date, was measured based on the fair value of the non-controlling interest.

        2.1. Recent developments and other information

COVID-19

During the year ended on December 31, 2021, the Company and jointly controlled companies continue to monitor the evolution of the COVID-19 pandemic in Brazil and worldwide, in order to take preventive measures to minimize the spread of the virus, ensure continuity of operations and safeguard the health and safety of our employees and partners. The response to the pandemic has been effective in limiting the impacts on our operational facilities, employees, supply chain and logistics.

On December 31, 2021, the Company had positive consolidated working capital of R$14,336,147 (R$10,887,874 on December 31, 2020), profit for the year of R$6,696,460 (R$1,488,294 on December 31, 2020) and cash and cash equivalents and marketable securities of R$20,546,826 (R$17,312,027 on December 31, 2020).

Our debt covenants are assessed monthly for our need to generate sufficient cash flows to meet indebtedness and our ability to meet the covenants contained in the contracts that govern our indebtedness. As of December 31, 2021, the Company was in compliance with all restrictive financial clauses.

Considering the level of interest rates in Brazil and in the locations of our subsidiaries, we consider that despite the short-term fluctuations in some macroeconomic assumptions due to the impacts of the COVID-19 pandemic, our weighted average cost of capital should not undergo material changes.

The Company assessed the circumstances that could indicate impairment of its non-financial assets and concluded that there were no changes in the circumstances that would indicate an impairment loss. Our tax recovery projections are based on the same scenarios and assumptions used in the impairment assessment.

Losses due to the non-recoverability of financial assets were calculated based on the credit risk analysis, which includes the history of losses, the individual situation of the customers, the situation of the economic group to which they belong, the real guarantees for debts and macroeconomic indicators and is considered on December 31, 2021, sufficient to cover possible losses on the amounts receivable, in addition to a prospective assessment that consider the change or expected change in economic factors that affect the expected credit losses, which will be determined based on weighted probabilities and measured at an amount equal to the expected credit loss for life.

The credit quality of accounts receivable falling due is considered adequate, and the amount of the effective risk of possible losses in accounts receivable from customers is presented as losses due to the non-recoverability of financial assets.

Our inventories are composed, substantially, of lubricants, base oil and materials for the construction of gas pipelines, which are products that are do not expire or have a long duration and, therefore, we do not observe indicators of obsolescence or impairment.

To date, there have been no changes in the scope of the Company's leases, including adding, terminating, extending and reducing the contractual term of the lease. Also, there was no change in the consideration for the leases that we are lessees and lessors.

Russian-Ukrainian conflict

On February 24, 2022, Russian troops started invading Ukraine. The ongoing military attack has led, and continues to lead, to significant casualties, dislocation of the population, damage to infrastructure and disruption to economic activity in Ukraine.

In response, multiple jurisdictions, including the European Union, the United Kingdom and the United States have imposed initial tranches of economic sanctions on Russia (and in certain cases Belarus). In addition to the imposition of sanctions, a growing number of large public and private companies have announced voluntary actions to curtail business activities with Russia and Belarus. These actions include plans to dispose of assets or discontinue operations in Russia/Belarus, curtailing exports to, or imports from, these countries and discontinuing the provision of services. Moreover, the war has added to mounting concerns of a sharp global growth slowdown.

As a company that operates globally through its subsidiaries and joint venture, the ongoing conflict between Russia and Ukraine, and/or economic sanctions and import and/or export controls have not materially affected the Company’s financial statements to date. The main operations that may be affected are:

(i)     Fertilizer transported volumes;

(ii)    Unfavorable conditions for obtaining fertilizers affecting sugarcane production capacity;

(iii)   An increase in oil prices as a result of a more limited supply of Russian oil globally may also lead to a decrease of our margins and an increase in the costs of acquisition of basic inputs such as diesel oil; and

(iv)  Measures by the Brazilian government and the Brazilian Central Bank to contain inflation, such as raising the basic interest rate, which could materially impact the cost of debt and third-party capital for our financing and investing activities.

Although the Company, its subsidiaries and joint venture do not conduct material business in Russia or Ukraine, we closely monitor the indirect effects that the war in Ukraine could have on international supply chains, and therefore cost of inputs and overall inflation.

Cybersecurity Incident

On March 11, 2020, the Company, its subsidiaries and jointly controlled companies suffered a cyber-attack by ransomware that caused a partial and temporary interruption of our operations.

Following the incident, the Company made significant investments in privacy, protection and security of information/cybernetics, both in technologies and in processes and hiring for the teams. As part of the actions, we take steps to combat access and misuse of our data, including more robust investigations and audits of our information technology systems. As a result of these efforts, we mitigate additional incidents of data misuse or other undesirable activities by third parties.

In addition, we performed an audit and forensic assessment of the attack suffered and did not identify any relevant impacts on the consolidated financial statements.